Cover	Aug. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2026
Entity File Number	001-38834
Entity Registrant Name	TON Strategy Company
Entity Central Index Key	0001566610
Entity Tax Identification Number	90-1118043
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2300 W. Sahara Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89102
City Area Code	702
Local Phone Number	856-4321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	TONX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false